UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GNMA TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2004

[LOGO OF USAA]
   USAA(R)

                              USAA GNMA Trust(R)

                                         [GRAPHIC OF GNMA TRUST]

                              Quarterly Portfolio of Investments

--------------------------------------------------------------------------------

     AUGUST 31, 2004

                                                                     (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
AUGUST 31, 2004 (UNAUDITED)

PRINCIPAL                                                              COUPON                         MARKET
   AMOUNT   SECURITY                                                     RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (88.3%)(a)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES,
              SINGLE-FAMILY (79.4%)
            Government National Mortgage Assn. I,
  $ 9,490     Pool 604858                                                5.50%       12/15/2018     $  9,915
   20,134     Pool 553312                                                5.50         6/15/2033       20,568
   51,933     Pool 604713                                                5.50        10/15/2033       53,052
   22,390     Pool 616143                                                5.50        12/15/2033       22,872
   10,474     Pool 781378                                                6.00        12/15/2016       11,065
    4,965     Pool 780770                                                6.00         4/15/2028        5,181
    2,281     Pool 482833                                                6.00        11/15/2028        2,379
    3,874     Pool 492703                                                6.00         2/15/2029        4,038
    3,433     Pool 781148                                                6.00         7/15/2029        3,580
    6,418     Pool 584367                                                6.00         5/15/2032        6,684
   20,159     Pool 603869                                                6.00         1/15/2033       20,963
    5,729     Pool 553069                                                6.00         2/15/2033        5,957
    7,822     Pool 581541                                                6.00         7/15/2033        8,134
    6,176     Pool 615955                                                6.00         9/15/2033        6,423
    1,566     Pool 456861                                                6.50         5/15/2028        1,658
    1,509     Pool 472596                                                6.50         5/15/2028        1,597
    1,603     Pool 462642                                                6.50         7/15/2028        1,697
    1,338     Pool 464827                                                6.50         9/15/2028        1,416
      191     Pool 467338                                                6.50        11/15/2028          202
    4,425     Pool 490804                                                6.50        11/15/2028        4,685
      219     Pool 434165                                                6.50         1/15/2029          231
      218     Pool 469900                                                6.50         1/15/2029          231
    5,293     Pool 486065                                                6.50         3/15/2031        5,597
    4,939     Pool 485860                                                6.50        10/15/2031        5,223
    3,775     Pool 577423                                                6.50         1/15/2032        3,991
    1,726     Pool 581120                                                6.50         3/15/2032        1,824
    5,138     Pool 552707                                                6.50         8/15/2032        5,432
   23,625     Pool 781516                                                6.50         9/15/2032       24,981
      294     Pool 474279                                                6.75         5/15/2028          313
      459     Pool 474256                                                6.75         5/15/2028          489
      607     Pool 440293                                                7.00         4/15/2027          651
       72     Pool 440325                                                7.00         4/15/2027           77
    2,922     Pool 780570                                                7.00         5/15/2027        3,131
      379     Pool 478209                                                7.00         6/15/2028          406
      520     Pool 458908                                                7.00         7/15/2028          557
      757     Pool 464128                                                7.00         8/15/2028          810
      480     Pool 486467                                                7.00         8/15/2028          514
    1,049     Pool 464854                                                7.00         9/15/2028        1,123
    4,121     Pool 487603                                                7.00         5/15/2029        4,409
    3,883     Pool 487613                                                7.00         6/15/2029        4,155
    2,939     Pool 555482                                                7.00         8/15/2031        3,143
    1,381     Pool 781328                                                7.00         9/15/2031        1,478
    2,773     Pool 564438                                                7.00        10/15/2031        2,966
    1,431     Pool 563599                                                7.00         6/15/2032        1,530
    3,962     Pool 563613                                                7.00         7/15/2032        4,237
    1,282     Pool 780716                                                7.50         2/15/2028        1,387
      220     Pool 781001                                                7.50         3/15/2029          238
      573     Pool 499432                                                7.50         4/15/2029          619
    1,127     Pool 470683                                                7.50         7/15/2029        1,217
    1,534     Pool 510533                                                7.50        10/15/2029        1,656
      379     Pool 518539                                                7.50        10/15/2029          410
      640     Pool 538003                                                7.50         8/15/2030          691
      426     Pool 443263                                                7.50        12/15/2030          460

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
AUGUST 31, 2004 (UNAUDITED)

PRINCIPAL                                                              COUPON                         MARKET
   AMOUNT   SECURITY                                                     RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------
            Government National Mortgage Assn. I,
  $   242     Pool 486050                                                7.50%        1/15/2031     $    261
      212     Pool 530250                                                7.50         1/15/2031          229
      686     Pool 552172                                                7.50        11/15/2031          740
       60     Pool 178674                                                8.00         1/15/2022           66
      676     Pool 352169                                                8.00         6/15/2023          745
      777     Pool 442548                                                8.00         5/15/2027          851
      780     Pool 511530                                                8.00         7/15/2030          852
      425     Pool 520978                                                8.00         9/15/2030          464
      200     Pool 307542                                                8.50         6/15/2021          221
      100     Pool 329602                                                8.50         7/15/2022          110
      283     Pool 312950                                                9.00         7/15/2021          319
            Government National Mortgage Assn. II,
   21,156     Pool 003389                                                5.00         5/20/2033       21,089
   22,400     Pool 003414                                                5.00         7/20/2033       22,330
    6,877     Pool 003375                                                5.50         4/20/2033        7,012
   19,377     Pool 003530                                                5.50         3/20/2034       19,747
    4,275     Pool 003052                                                6.00         3/20/2031        4,447
    9,699     Pool 003273                                                6.00         8/20/2032       10,087
    8,015     Pool 003285                                                6.00         9/20/2032        8,335
    7,587     Pool 003460                                                6.00        10/20/2033        7,904
    8,645     Pool 448816                                                6.00        12/20/2033        8,988
   23,145     Pool 003517                                                6.00         2/20/2034       24,031
   23,781     Pool 003531                                                6.00         3/20/2034       24,691
    1,680     Pool 003080                                                6.50         5/20/2031        1,772
    1,462     Pool 003107                                                6.50         7/20/2031        1,542
    3,964     Pool 781494                                                6.50         8/20/2031        4,182
    6,494     Pool 781427                                                6.50         4/20/2032        6,850
    6,144     Pool 003250                                                6.50         6/20/2032        6,479
    4,537     Pool 002971                                                7.00         9/20/2030        4,846
      764     Pool 003070                                                7.50         4/20/2031          822
      203     Pool 000563                                                8.00        12/20/2022          224
    5,092     Pool 002958                                                8.00         8/20/2030        5,556
            Fannie Mae,(+)
    2,385     Pool 598427                                                6.00         2/01/2017        2,508
    2,268     Pool 608749                                                6.50        10/01/2016        2,411
    7,228     Pool 618473                                                6.50        12/01/2016        7,683
                                                                                                    --------
                                                                                                     484,637
                                                                                                    --------
            COLLATERALIZED MORTGAGE OBLIGATIONS (8.9%)
            Government National Mortgage Assn. I,
   11,748     Series 2003-99, Class KA                                   5.50         6/16/2021       11,964
   15,000     Series 2003-50, Class PC                                   5.50         3/16/2032       15,075
   10,000     Series 2002-35, Class C                                    5.86        10/16/2023       10,762
   15,000     Series 2001-12, Class B                                    6.15         6/16/2021       16,276
                                                                                                    --------
                                                                                                      54,077
                                                                                                    --------
            Total U.S. government agency issues (cost: $528,610)                                     538,714
                                                                                                    --------
            REPURCHASE AGREEMENT (11.4%)
   69,668   UBS Securities LLC, 1.58%, acquired on 8/31/2004 and due
              on 9/01/2004 at $69,668 (collateralized by $720 of
              Fannie Mae Bonds(a,+), 3.125%, due 3/16/2009; $51,684
              of Freddie Mac Notes(a,+), 1.30%-4.00%, due 11/15/2004-
              9/24/2018; and $18,375 of Fannie Mae Notes(a,+),
              2.00%-4.00%, due 4/28/2006-6/30/2009; combined market
              value $70,371)(b) (cost: $69,668)                                                       69,668
                                                                                                    --------

            TOTAL INVESTMENTS (COST: $598,278)                                                      $608,382
                                                                                                    ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
AUGUST 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's net asset value to be more reliable than it otherwise would be.

         B. As of August 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements. Gross unrealized appreciation and depreciation of investments as of August 31, 2004, were $11,108,000 and $1,004,000, respectively, resulting in net unrealized appreciation of $10,104,000.

         C. The percentages shown represent the percentages of the investments to net assets, which were $610,393,000 at August 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Repurchase agreements - the Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranted as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GNMA TRUST
AUGUST 31, 2004 (UNAUDITED)

             marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48052-1004                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 28, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 29, 2004
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.